Shareholders' Deficit (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 £ / shares shares	Dec. 31, 2019 USD ($) shares	Sep. 30, 2021 £ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 £ / shares	Dec. 31, 2019 USD ($) $ / shares shares
Class of Stock [Line Items]
Common Stock Par value | £ / shares	£ 0.01
Unpaid | $						$ 1,004
Ordinary shares issued	11,380,421			11,380,421		11,324,677
Ordinary shares outstanding	11,380,421			11,380,421		11,324,677
Proceeds from exercise of warrants to purchase ordinary shares | $		$ 85
Warrants to purchase ordinary shares
Class of Stock [Line Items]
Warrants exercised		12,890
Proceeds from exercise of warrants to purchase ordinary shares | $		$ 100
Warrants issued	0	0
Warrants outstanding	841,511			841,511		841,511
Warrants exercisable	726,678			726,678		726,678
Warrants exercisable upon exercisable event	114,833			114,833		114,833
Weighted-average exercise price | $ / shares				$ 9.71		$ 9.56
B Ordinary Shares
Class of Stock [Line Items]
Common Stock Par value | £ / shares	£ 0.01		£ 0.01		£ 0.01
Unpaid | $						$ 1,000
Ordinary shares issued	5,296,549		5,476,837	5,296,549		5,296,549
Ordinary shares outstanding	5,296,549		5,476,837	5,296,549		5,296,549
A Ordinary Shares
Class of Stock [Line Items]
Weighted-average exercise price | (per share)				$ 0.20	0.15
Common Shares
Class of Stock [Line Items]
Common Stock Par value | £ / shares	£ 0.01		£ 0.01		£ 0.01
Ordinary shares issued	6,083,872			6,083,872		6,028,128
Ordinary shares outstanding	6,083,872		6,232,305	6,083,872		6,028,128